INVENTORY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw materials	$ 68,643	$ 0
Work in process	0	0
Finished goods	146,850	39,461
Inventory, net	$ 215,493	$ 39,461